Financial Instruments and Financial Risk Management - Summary Of Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets, Fair Value Disclosure [Abstract]
Money Market Funds	$ 65,516	$ 77,993
Financial Liabilities Fair Value Disclosure [Abstract]
Warrant Liability	0	9,892
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Money Market Funds	65,516	77,993
Financial Liabilities Fair Value Disclosure [Abstract]
Warrant Liability	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Money Market Funds	0	0
Financial Liabilities Fair Value Disclosure [Abstract]
Warrant Liability	0	9,892
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Money Market Funds	0	0
Financial Liabilities Fair Value Disclosure [Abstract]
Warrant Liability	$ 0	$ 0